1
Nuveen Real Estate Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JRS
Shares Description (1) Value
LONG-TERM INVESTMENTS - 137.2%   (97.0% of Total Investments)
X 215,509,353 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 91.5% (64.7% of Total Investments)
X 215,509,353
Data Center REITs - 8.9%
79,349 Digital Realty Trust Inc   $ 7,800,800
18,275 Equinix Inc   13,177,006
Total Data Center REITs 20,977,806
Health Care REITs - 10.8%
319,113 Healthpeak Properties Inc   7,010,913
211,995 Ventas Inc   9,189,983
127,596 Welltower Inc   9,147,357
Total Health Care REITs 25,348,253
Hotel & Resort REITs - 3.7%
377,971 Host Hotels & Resorts Inc   6,232,742
197,827 Xenia Hotels & Resorts Inc   2,589,555
Total Hotel & Resort REITs 8,822,297
Industrial REITs - 12.1%
227,901 Prologis Inc   28,435,208
Total Industrial REITs 28,435,208
Multi-Family Residential REITs - 13.4%
258,852 Apartment Income REIT Corp   9,269,490
30,492 AvalonBay Communities Inc   5,124,486
78,469 Camden Property Trust   8,226,690
149,739 Equity Residential   8,984,340
Total Multi-Family Residential REITs 31,605,006
Office REITs - 6.2%
90,929 Alexandria Real Estate Equities Inc   11,419,773
34,648 Boston Properties Inc   1,875,150
60,770 Cousins Properties Inc   1,299,263
Total Office REITs 14,594,186
Other Specialized REITs - 3.4%
244,785 VICI Properties Inc   7,984,887
Total Other Specialized REITs 7,984,887
Retail REITs - 15.3%
75,430 Federal Realty Investment Trust   7,454,747
453,701 Kite Realty Group Trust   9,491,425
112,654 Simon Property Group Inc   12,613,868
541,310 SITE Centers Corp   6,647,287
Total Retail REITs 36,207,327
Self-Storage REITs - 8.6%
272,382 CubeSmart   12,589,496
25,225 Public Storage   7,621,481
Total Self-Storage REITs 20,210,977
Single-Family Residential REITs - 9.1%
366,807 American Homes 4 Rent, Class A   11,536,080
313,395 Invitation Homes Inc   9,787,326
Total Single-Family Residential REITs 21,323,406
Total Real Estate Investment Trust Common Stocks (cost $181,174,975) 215,509,353

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
2
JRS
Shares Description (1) Coupon Ratings (2) Value
X 105,658,807 REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 44.9% (31.7% of Total Investments)
X 105,658,807
Data Center REITs - 3.8%
107,345 Digital Realty Trust Inc 5.250% Baa3 $ 2,306,844
97,500 Digital Realty Trust Inc 5.850% Baa3 2,262,975
197,465 Digital Realty Trust Inc 5.200% Baa3 4,245,497
Total Data Center REITs 8,815,316
Diversified REITs - 0.4%
35,010 Armada Hoffler Properties Inc 6.750% N/R 731,359
10,130 CTO Realty Growth Inc 6.375% N/R 198,953
Total Diversified REITs 930,312
Hotel & Resort REITs - 5.2%
95,245 Chatham Lodging Trust 6.625% N/R 1,952,523
141,820 DiamondRock Hospitality Co 8.250% N/R 3,690,156
9,075 Hersha Hospitality Trust 6.500% N/R 179,776
57,425 Hersha Hospitality Trust 6.875% N/R 1,102,560
6,460 Hersha Hospitality Trust 6.500% N/R 125,388
99,835 Pebblebrook Hotel Trust 6.375% N/R 1,858,928
22,025 Pebblebrook Hotel Trust 6.300% N/R 414,070
57,695 Pebblebrook Hotel Trust 5.700% N/R 940,429
65,150 Sunstone Hotel Investors Inc 5.700% N/R 1,248,274
41,060 Sunstone Hotel Investors Inc 6.125% N/R 831,054
Total Hotel & Resort REITs 12,343,158
Industrial REITs - 3.6%
10,115 Plymouth Industrial REIT Inc 7.500% N/R 253,042
59,877 Prologis Inc 8.540% BBB+ 3,457,897
159,235 Rexford Industrial Realty Inc 5.625% BBB- 3,464,937
55,661 Rexford Industrial Realty Inc 5.875% BBB- 1,266,288
Total Industrial REITs 8,442,164
Multi-Family Residential REITs - 0.8%
34,373 Mid-America Apartment Communities Inc 8.500% BBB 1,913,201
Total Multi-Family Residential REITs 1,913,201
Office REITs - 12.0%
12,713 Highwoods Properties Inc 8.625% Baa3 14,137,998
175,808 Hudson Pacific Properties Inc 4.750% Ba1 1,758,080
152,510 SL Green Realty Corp 6.500% BB 2,841,261
178,635 Vornado Realty Trust 4.450% Ba1 2,034,653
107,649 Vornado Realty Trust 5.400% Ba1 1,504,933
229,040 Vornado Realty Trust 5.250% Ba1 2,977,520
214,604 Vornado Realty Trust 5.250% Ba1 2,901,446
Total Office REITs 28,155,891
Other Specialized REITs - 0.2%
21,085 EPR Properties 5.750% Ba1 352,963
Total Other Specialized REITs 352,963
Retail REITs - 9.1%
128,290 Agree Realty Corp 4.250% Baa2 2,257,904
145,990 Federal Realty Investment Trust 5.000% Baa2 3,105,207
166,864 Kimco Realty Corp 5.125% Baa2 3,275,540
178,734 Kimco Realty Corp 5.250% Baa2 3,628,300
125,180 Saul Centers Inc 6.000% N/R 2,772,737
19,985 Saul Centers Inc 6.125% N/R 429,478
5,494 Simon Property Group Inc 8.375% BBB 324,146
116,200 SITE Centers Corp 6.375% BB+ 2,723,728
27,340 Spirit Realty Capital Inc 6.000% Baa3 632,101
60,825 Urstadt Biddle Properties Inc 6.250% N/R 1,322,335
53,645 Urstadt Biddle Properties Inc 5.875% N/R 1,109,379
Total Retail REITs 21,580,855

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Shares   Description (1) Coupon Ratings (2) Value
Self-Storage REITs - 7.1%
77,946 National Storage Affiliates Trust 6.000% N/R $ 1,793,537
139,069 Public Storage 5.050% A3 3,275,075
89,715 Public Storage 4.625% A3 1,875,044
98,305 Public Storage 4.000% A3 1,815,693
280,335 Public Storage 5.600% A3 7,134,526
13,210 Public Storage 4.700% A3 284,940
27,980 Public Storage 4.125% A3 519,309
Total Self-Storage REITs 16,698,124
Self-Storage REITs - 0.7%
80,955 Public Storage 4.875% A3 1,764,819
Total Self-Storage REITs 1,764,819
Single-Family Residential REITs - 2.0%
117,810 American Homes 4 Rent 6.250% BB+ 2,861,605
65,105 American Homes 4 Rent 5.875% BB+ 1,530,619
12,330 UMH Properties Inc 6.375% N/R 269,780
Total Single-Family Residential REITs 4,662,004
Total Real Estate Investment Trust Preferred Stocks (cost $127,567,943) 105,658,807
Shares Description (1) Coupon Ratings (2) Value
X 1,863,492 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.8% (0.6% of Total Investments)
X 1,863,492
Equity Real Estate Investment Trusts - 0.8%
54,110 DigitalBridge Group Inc 7.150% N/R $ 1,037,830
43,965 DigitalBridge Group Inc 7.125% N/R 825,662
Total Equity Real Estate Investment Trusts 1,863,492
Total $25 Par (or similar) Retail Preferred (cost $2,349,820) 1,863,492
Total Long-Term Investments (cost $311,092,738) 323,031,652
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.3% (3.0% of Total Investments)
10,038,517 REPURCHASE AGREEMENTS - 4.3% (3.0% of Total Investments)
X 10,038,517
$ 10,039 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$ 10,039,722, collateralized by $ 10,607,100,
U.S. Treasury Note, 2.250%, due 11/15/25, value
$10,239,331
1.440% 4/03/23 $ 10,038,517
Total Repurchase Agreements (cost $10,038,517) 10,038,517
Total Short-Term Investments (cost $10,038,517) 10,038,517
Total Investments (cost $ 321,131,255 ) - 141 .5% 333,070,169
Borrowings - (40.1)% (3),(4) (94,400,000)
Other Assets & Liabilities, Net -  (1.4)%(5) (3,327,444)
Net Assets Applicable to Common Shares - 100% $ 235,342,725
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (6)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 72,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 2,987,682 $ 2,987,682

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
4
JRS
include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 215,509,353 $ – $ – $ 215,509,353
Real Estate Investment Trust Preferred
Stocks 102,200,910 3,457,897 – 105,658,807
$25 Par (or similar) Retail Preferred 1,863,492 – – 1,863,492
Short-Term Investments:
Repurchase Agreements – 10,038,517 – 10,038,517
Investments in Derivatives:
Interest Rate Swaps* – 2,987,682 – 2,987,682
Total
$ 319,573,755 $ 16,484,096 $ – $ 336,057,851
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Borrowings as a percentage of Total Investments is 28.3%.
(4) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $221,065,376 have been pledged as collateral for borrowings.
(5) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust